Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Stockholders' Equity (Deficit) [Abstract]
Summary of shares issued for cash and services
From June 17, 2011 (inception) to October 31, 2011, the Company issued the following shares for cash and services:

Type	Quantity	Valuation	Value per share

Services – Chief executive officer and founder	3,000,000	$3,000	$0.001
Cash	645,000	32,250	$0.05
Total	3,645,000	$35,250	$0.001 - $0.05

In August 2011, the Company’s CEO contributed $40 to the Company.

In connection with the stock issued for services, the Company determined fair value based upon the value of the services provided, which was the most readily available evidence.

From November 1, 2011 to October 31, 2012, the Company issued the following shares:

Type	Quantity	Valuation	Value per share

Cash	94,000	$4,700	$0.05

From June 17, 2011 (inception) to October 31, 2011, the Company issued the following shares for cash and services:

Type	Quantity	Valuation	Value per share
Services – Chief executive officer and founder	3,000,000	$3,000	$0.001
Cash	645,000	32,250	$0.05
Total	3,645,000	$35,250	$0.001 - $0.05

From November 1, 2011 to October 31, 2012, the Company issued the following shares for cash:

Type	Quantity	Valuation	Value per share
Cash	94,000	$4,700	$0.05